Taxes - Income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Current income tax expense	$ 16,791,619	$ 6,975,549	$ 2,861,606
Deferred income tax	2,813,817	1,939,567	(791,824)
Deferred income tax - rate change	(658,919)	(28,993)	0
Adjustments to prior years' current and deferred tax	17,421	(90,860)	(31,121)
Income tax calculated	$ 18,963,938	$ 8,795,263	$ 2,038,661